FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 17, 2022 USD ($)	Dec. 31, 2021 USD ($)	Apr. 01, 2021	Mar. 31, 2021
Financial instruments
Percentage of currency stronger against the NIS	5.00%
Fair value of borrowing	$ 115,000,000				$ 96,000,000
Payable in respect of intangible assets purchase balances	$ 11,000,000				$ 23,000,000
Increase to interest rate (as a percent)			0.50%
Trailing four fiscal quarter periods ending June 30, 2022, and September 30, 2022
Financial instruments
Borrowings covenant, minimum net sales requirement				$ 75,000,000
Each fiscal quarter thereafter
Financial instruments
Borrowings covenant, minimum net sales requirement				$ 90,000,000
Quarters ending June 30, 2022, and September 30, 2022
Financial instruments
Borrowings, interest rate				7.20%
Increase to interest rate (as a percent)				0.50%
Minimum [Member]
Financial instruments
Maturity periods for cash balances in highly-rated bank deposits	1 year
Portfolio invested in a single bond issuer (as a percent)	10.00%
Movantik | Each fiscal quarter starting the fiscal quarter ending June 30, 2022
Financial instruments
Borrowings covenant, minimum net sales requirement				$ 14,000,000
Fixed rate
Financial instruments
Borrowings, interest rate						6.70%	8.20%
Fixed rate | Quarters ending June 30, 2022, and September 30, 2022
Financial instruments
Borrowings, interest rate				7.20%
Fixed rate | Thereafter
Financial instruments
Borrowings, interest rate				6.70%
3-month LIBOR floor rate
Financial instruments
Spread rate	4.80%
Borrowings, interest rate							1.75%
3-month LIBOR floor rate | Quarters ending June 30, 2022, and September 30, 2022
Financial instruments
Borrowings, interest rate				1.75%
Risk-free interest rate
Financial instruments
Significant unobservable input			0.0302
Risk-free interest rate | Minimum [Member]
Financial instruments
Significant unobservable input		0.0547
Risk-free interest rate | Maximum [Member]
Financial instruments
Significant unobservable input		0.0417
Volatility
Financial instruments
Significant unobservable input			0.7369
Volatility | Minimum [Member]
Financial instruments
Significant unobservable input		0.995
Volatility | Maximum [Member]
Financial instruments
Significant unobservable input		0.866